Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 24,893	$ 16,356	$ 16,599	$ 21,654
Investment securities	7,147	14,010
Accounts receivable, less reserves	40,452	36,880
Premises and equipment - at cost, less accumulated depreciation	3,367	2,905
Other assets	12,655	15,368
Total assets	153,337	146,689
Liabilities and Shareholders' Equity
Long-term debt (includes debt issued by consolidated variable interest entities)	59,570	66,416
Total liabilities	134,543	130,459
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders equity	18,794	16,230	12,637	11,841
Total liabilities and shareholders equity	153,337	146,689
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	4,747	4,483
Parent Company [Member]
Assets
Cash and cash equivalents	6,914	5,267	5,679	3
Investment securities	360	475
Equity in net assets of subsidiaries and affiliates of continuing operations	17,374	15,603
Accounts receivable, less reserves	53	831
Premises and equipment - at cost, less accumulated depreciation	96	73
Loans to affiliates	5,132	4,942
Due from subsidiaries	1,363	1,196
Other assets	769	458
Total assets	32,061	28,845
Liabilities and Shareholders' Equity
Accounts payable and other liabilities	1,466	1,366
Due to affiliates	823	911
Short-term affiliate debt	895	0
Long-term debt (includes debt issued by consolidated variable interest entities)	10,083	10,338
Total liabilities	13,267	12,615
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders equity	18,794	16,230
Total liabilities and shareholders equity	32,061	28,845
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	$ 44	$ 41